TAXES (Tables)	12 Months Ended
Sep. 30, 2025
TAXES
Schedule of loss before income taxes

	For the Years ended
	September 30,
	2025	2024	2023
China	$(1,233,694)	$(537,630)	$(1,725,034)
Hong Kong	898,398	3,694	—
Cayman Islands	(19,602,928)	(1,603,206)	(6,177,870)
Total	$(19,938,224)	$(2,137,142)	$(7,902,904)

Schedule of significant components of the income tax expense/(benefit)

	For the Years ended
	September 30,
	2025	2024	2023
Current income taxes	$106,962	$(211,402)	$15,622
Deferred income taxes	170,828	(408,579)	203,544
Total	$277,790	$(619,981)	$219,166

Schedule of significant deferred tax assets and liabilities

	As of	As of
	September 30, 2025	September 30, 2024
Deferred tax assets:
Allowance for doubtful accounts and inventories provision	$198,376	$17,496
NOL Carryforwards	—	392,296
Deferred government grants	48,028	14,682
Total deferred tax assets	$246,404	$424,474

Schedule of reconciliation of the statutory rates to the effective tax rate

	For the Years ended
	September 30,
	2025	2024	2023
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(1.4)%	7.4%	(2.6)%
Tax rate difference in jurisdictions other than PRC	(23.5)%	(18.7)%	(19.5)
R&D credit	(0.5)%	(9.7)%	1.8
Effect of NOL carryforward	0.0%	—%	—
Deferred tax provision	(0.9)%	26.8%	—
Deferred tax allowance	0.0%	—	(6.1)
Permanent difference	(0.1)%	(1.8)%	(1.4)%
Effective tax rate	(1.4)%	29.0%	(2.8)%

Schedule of taxes payable

	September 30,	September 30,
	2025	2024
VAT tax payable	$179,410	$295,769
Corporate income tax payable	713,153	1,166
Business and other taxes payable	14,701	18,393
Total	$907,264	$315,328